Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street
Reform
and
Consumer
Protection Act, and
Item
402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The
Compensation
Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align our executive compensation with the Company’s performance, please see our “Compensation Discussion and Analysis” section as discussed herein. The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year as calculated in accordance with SEC rules:
Pay Versus Performance Table

					Value of Initial Fixed $100			Net Income	Adjusted Diluted EPS (7)
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Former Peer Group Total Shareholder Return (6)	2022 Peer Group Total Shareholder Return (6)

2022	$3,388,869	$(7,586,876)	$1,542,473	$3,948,509	$111.80	$199.13	$146.44	$41,381,015	$2.61

2021	$5,346,781	$20,948,505	$1,941,742	$6,205,152	$258.27	$128.74	$154.34	$33,158,600	$3.02

2020	$2,355,678	$4,618,240	$616,344	$1,335,480	$124.23	$111.16	$104.60	$16,090,223	$1.86
Melvin C. Payne
was our Principal Executive Officer (“PEO”) for each year presented
.
The individuals comprising the
Non-PEO
NEOs for each year presented are listed below:

2020	2021	2022

C. Benjamin Brink	Carlos R. Quezada	Carlos R. Quezada

Steven D. Metzger	C. Benjamin Brink	C. Benjamin Brink

Shawn R. Phillips	Steven D. Metzger	Steven D. Metzger

Viki K. Blinderman	Shawn R. Phillips	Shawn R. Phillips

(1)
The dollar amounts reported for Mr. Payne under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Payne for each corresponding year in the “Total” column of the Summary Compensation Table as reflected on page 39.

(2)
The dollar amounts reported for Mr. Payne under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Payne, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Payne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to
Mr. Payne’s

total compensation for each year to determine the compensation actually paid:

	Melvin C. Payne

	2020	2021	2022

Total Compensation as reported in SCT	$2,355,678	$5,346,781	$3,388,869

Fair value of equity awards granted during fiscal year	(541,642)	(3,204,500)	(1,390,400)

Fair value of equity compensation granted in current year-value at end of year-end	3,593,567	8,525,500	479,200

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(139,082)	1,603,605	(677,628)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	500,901	8,677,119	(9,386,917)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(1,151,182)	—	—

Compensation Actually Paid to PEO	$4,618,240	$20,948,505	$(7,586,876)

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are shown in the table above.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2020	2021	2022

Total Compensation as reported in SCT	$616,344	$1,941,742	$1,542,473

Fair value of equity awards granted during fiscal year	(135,408)	(1,145,393)	(673,475)

Fair value of equity compensation granted in current year-value at end of year-end	889,310	3,209,772	232,113

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(30,041)	36,869	(210,007)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	111,674	2,162,162	3,057,405

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(116,399)	—	—

Compensation Actually Paid to NEO	$1,335,480	$6,205,152	$3,948,509

(5)
Total Shareholder Return assumes that the value of the investment in our common stock was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data is provided as of the last trading day of each of our last three fiscal years.

(6)
Our 2020 and 2021 Peer Group (the “Former Peer Group”) consists of SCI and StoneMor Partners LP (“StoneMor”) and our 2022 Peer Group (the “2022 Peer Group”) consists of SCI, Matthews International Corp. (“Matthews”) and Park Lawn Corporation (“Park Lawn”). We assumed that the value of the investment in the Former Peer Group and the 2022 Peer Group was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data for the Former Peer Group and the 2022 Peer Group is provided as of the last trading day of each of our last three fiscal years. For the Former Peer Group, as a result of StoneMor’s delisting from the NYSE on November 30, 2022, the stock performance data as of December 31, 2022 reflects SCI’s total cumulative return only.

(7)
Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote [Text Block]	The individuals comprising the
Non-PEO
NEOs for each year presented are listed below:

2020	2021	2022

C. Benjamin Brink	Carlos R. Quezada	Carlos R. Quezada

Steven D. Metzger	C. Benjamin Brink	C. Benjamin Brink

Shawn R. Phillips	Steven D. Metzger	Steven D. Metzger

Viki K. Blinderman	Shawn R. Phillips	Shawn R. Phillips

Peer Group Issuers, Footnote [Text Block]
Our 2020 and 2021 Peer Group (the “Former Peer Group”) consists of SCI and StoneMor Partners LP (“StoneMor”) and our 2022 Peer Group (the “2022 Peer Group”) consists of SCI, Matthews International Corp. (“Matthews”) and Park Lawn Corporation (“Park Lawn”). We assumed that the value of the investment in the Former Peer Group and the 2022 Peer Group was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data for the Former Peer Group and the 2022 Peer Group is provided as of the last trading day of each of our last three fiscal years. For the Former Peer Group, as a result of StoneMor’s delisting from the NYSE on November 30, 2022, the stock performance data as of December 31, 2022 reflects SCI’s total cumulative return only.

Changed Peer Group, Footnote [Text Block]
Our 2020 and 2021 Peer Group (the “Former Peer Group”) consists of SCI and StoneMor Partners LP (“StoneMor”) and our 2022 Peer Group (the “2022 Peer Group”) consists of SCI, Matthews International Corp. (“Matthews”) and Park Lawn Corporation (“Park Lawn”). We assumed that the value of the investment in the Former Peer Group and the 2022 Peer Group was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data for the Former Peer Group and the 2022 Peer Group is provided as of the last trading day of each of our last three fiscal years. For the Former Peer Group, as a result of StoneMor’s delisting from the NYSE on November 30, 2022, the stock performance data as of December 31, 2022 reflects SCI’s total cumulative return only.

PEO Total Compensation Amount	$ 3,388,869	$ 5,346,781	$ 2,355,678
PEO Actually Paid Compensation Amount	$ (7,586,876)	20,948,505	4,618,240
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported for Mr. Payne under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Payne, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Payne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to
Mr. Payne’s

total compensation for each year to determine the compensation actually paid:

	Melvin C. Payne

	2020	2021	2022

Total Compensation as reported in SCT	$2,355,678	$5,346,781	$3,388,869

Fair value of equity awards granted during fiscal year	(541,642)	(3,204,500)	(1,390,400)

Fair value of equity compensation granted in current year-value at end of year-end	3,593,567	8,525,500	479,200

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(139,082)	1,603,605	(677,628)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	500,901	8,677,119	(9,386,917)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(1,151,182)	—	—

Compensation Actually Paid to PEO	$4,618,240	$20,948,505	$(7,586,876)

Non-PEO NEO Average Total Compensation Amount	$ 1,542,473	1,941,742	616,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,948,509	6,205,152	1,335,480
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2020	2021	2022

Total Compensation as reported in SCT	$616,344	$1,941,742	$1,542,473

Fair value of equity awards granted during fiscal year	(135,408)	(1,145,393)	(673,475)

Fair value of equity compensation granted in current year-value at end of year-end	889,310	3,209,772	232,113

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(30,041)	36,869	(210,007)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	111,674	2,162,162	3,057,405

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(116,399)	—	—

Compensation Actually Paid to NEO	$1,335,480	$6,205,152	$3,948,509

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation vs Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

Compensation vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation vs Adjusted Diluted EPS

Total Shareholder Return Vs Peer Group [Text Block]

Compensation vs Total Shareholder Return

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in our “Compensation Discussion and Analysis” section beginning on page 30, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

•	Net Income;

•	Adjusted Diluted Earnings Per Share; and

•	Adjusted Consolidated EBITDA.

Total Shareholder Return Amount	$ 111.8	258.27	124.23
Peer Group Total Shareholder Return Amount	146.44	154.34	104.6
Net Income (Loss)	$ 41,381,015	$ 33,158,600	$ 16,090,223
Company Selected Measure Amount	2.61	3.02	1.86
PEO Name	Melvin C. Payne
Former Peer Group Total Shareholder Return Amount	$ 199.13	$ 128.74	$ 111.16
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Consolidated EBITDA.
Non-GAAP Measure Description [Text Block]	Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and
Non-PEO
	NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,390,400)	(3,204,500)	(541,642)
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year Value at End of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479,200	8,525,500	3,593,567
PEO [Member] | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(677,628)	1,603,605	(139,082)
PEO [Member] | Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,386,917)	8,677,119	500,901
PEO [Member] | Dividends or Other Earnings Paid on Stock or Options Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,151,182)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(673,475)	(1,145,393)	(135,408)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year Value at End of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,113	3,209,772	889,310
Non-PEO NEO [Member] | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(210,007)	36,869	(30,041)
Non-PEO NEO [Member] | Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,057,405	2,162,162	111,674
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Options Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (116,399)